PENSIONS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) defined_benefit_plan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Defined benefit schemes:
Defined contribution scheme, charge to net income	$ 2,400	$ 1,900	$ 1,700
Number of defined benefit schemes | defined_benefit_plan	2
Expected amortization of gain (loss), next fiscal year	$ (800)	(1,400)
Accumulated benefit obligation	49,200	45,300
Employer contributions	3,411	3,617
Accumulated other comprehensive income (loss), gain (loss), before tax	(12,200)	(9,200)
Other comprehensive income, tax on actuarial loss	$ 500	$ 400	$ 300